Financial instruments - Fair value and risk management - Derivative financial instruments designated in cash flow hedges (Details) - Cash Flow Hedges - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets (liabilities), net	€ 2,076.2	€ (117.4)	€ 170.7
Foreign currency risk | Property, plant and equipment - aircraft additions
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets (liabilities), net	84.8	7.7	60.3
Foreign currency risk | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets (liabilities), net	(36.2)	79.8	83.6
Commodity price risk | Fuel and carbon operating expenses
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets (liabilities), net	€ 2,027.6	€ (204.9)	€ 26.8